Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 4,889,970	$ 6,531,667
Less: allowance for credit losses	(82,032)	(46,722)
Accounts receivable, net	$ 4,807,938	$ 6,484,945